Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Summary of Investment Properties	Investment properties as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	200,391	—	—	200,391
Buildings		59,347	(29)	(34,514)	24,804

	￦	259,738	(29)	(34,514)	225,195

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	201,605	—	—	201,605
Buildings		19,543	(30)	(8,334)	11,179

	￦	221,148	(30)	(8,334)	212,784

Summary of Changes in Investment Properties	Changes in investment properties for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	129,897	—	70,494	200,391
Buildings		28,696	(1,454)	(2,409)	24,833
(Government grants)		(13)	1	(17)	(29)

	￦	158,580	(1,453)	68,068	225,195

		2021
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	200,391	—	1,214	201,605
Buildings		24,833	(1,387)	(12,237)	11,209
(Government grants)		(29)	1	(2)	(30)

	￦	225,195	(1,386)	(11,025)	212,784

Summary of Income and Expenses Related to Investment Properties	Income and expenses related to investment properties for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Rental income	￦	8,335	10,118
Operating and maintenance expenses related to rental income		(1,453)	(1,386)

	￦	6,882	8,732

Summary of Fair Value of Investment Properties	Fair value of investment properties as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	200,391	300,001	201,605	268,702
Buildings		24,804	44,597	11,179	13,636

	￦	225,195	344,598	212,784	282,338